UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 100.3%
U.S. Bonds - 95.4%
Agency - Other - 7.0%
Financing Corp., 10.7%, 10/06/17	$4,095,000	$4,731,891
Financing Corp., 9.4%, 2/08/18	3,085,000	3,585,893
Financing Corp., 10.35%, 8/03/18	3,820,000	4,662,910

		$12,980,694
Asset-Backed & Securitized - 4.7%
Citigroup Commercial Mortgage Trust, FRN, 5.714%, 12/10/49	$1,000,000	$1,029,469
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	925,130	945,394
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.9%, 12/17/18	238,951	238,909
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,053,943	1,068,840
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	327,000	333,495
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.952%, 9/15/39	341,869	354,167
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.698%, 6/15/39	398,459	403,473
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.952%, 9/15/39	378,313	393,126
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	437,923	441,382
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	540,113	559,871
CWCapital LLC, 5.223%, 8/15/48	747,882	756,994
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.538%, 7/17/23 (n)	326,000	323,294
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.799%, 1/19/25 (n)	342,461	335,409
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.938%, 2/15/51	17,639	17,622
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.782%, 6/15/49	1,000,000	1,019,943
Morgan Stanley Capital I Trust, “AM”, FRN, 5.697%, 4/15/49	431,000	434,793

		$8,656,181
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/18	$241,000	$239,910

Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$82,000	$82,966

Business Services - 0.7%
Cisco Systems, Inc., 2.6%, 2/28/23	$299,000	$302,778
Fidelity National Information Services, Inc., 3.875%, 6/05/24	1,000,000	966,287

		$1,269,065
Cable TV - 0.8%
CCO Safari II LLC, 4.908%, 7/23/25 (n)	$242,000	$248,268
Comcast Corp., 4.2%, 8/15/34	96,000	97,912
Time Warner Cable, Inc., 8.25%, 4/01/19	1,000,000	1,143,269
Time Warner Cable, Inc., 4.5%, 9/15/42	100,000	81,699

		$1,571,148
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/19	$500,000	$587,752

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/25	$124,000	$130,255

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/26	$400,000	$412,898
Apple, Inc., 4.375%, 5/13/45	121,000	122,077

		$534,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Food & Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23	$167,000	$171,612
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36	219,000	229,588
J.M. Smucker Co., 4.25%, 3/15/35	189,000	189,324
Kraft Foods Group, Inc., 6.125%, 8/23/18	960,000	1,051,038
Kraft Heinz Co., 5.2%, 7/15/45 (n)	120,000	129,190
Tyson Foods, Inc., 5.15%, 8/15/44	38,000	40,586

		$1,811,338
Food & Drug Stores - 0.3%
CVS Health Corp., 3.5%, 7/20/22	$277,000	$289,294
CVS Health Corp., 5.125%, 7/20/45	270,000	302,916

		$592,210
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/35	$108,000	$101,852

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/35	$672,000	$721,385

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	$99,000	$94,110

Local Authorities - 1.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$32,000	$47,210
State of California (Build America Bonds), 7.6%, 11/01/40	925,000	1,407,101
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	450,000	569,804

		$2,024,115
Major Banks - 0.9%
Bank of America Corp., 7.625%, 6/01/19	$170,000	$195,889
Goldman Sachs Group, Inc., 3.625%, 1/22/23	446,000	453,515
Goldman Sachs Group, Inc., 4.8%, 7/08/44	94,000	95,012
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	750,000	757,290
Morgan Stanley, 4%, 7/23/25	133,000	137,203
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	100,000	100,250

		$1,739,159
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 4.685%, 12/15/44	$179,000	$184,691
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	106,000	99,950

		$284,641
Medical Equipment - 0.4%
Medtronic, Inc., 4.625%, 3/15/45	$237,000	$252,265
Zimmer Holdings, Inc., 4.45%, 8/15/45	607,000	558,108

		$810,373
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$500,000	$328,750

Midstream - 0.8%
Energy Transfer Partners LP, 5.15%, 3/15/45	$220,000	$160,014
Enterprise Products Operating LLC, 3.9%, 2/15/24	29,000	27,442
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000,000	1,028,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Midstream - continued
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	$358,000	$280,197

		$1,495,818
Mortgage-Backed - 47.0%
Fannie Mae, 3%, 10/01/30	$1,502,633	$1,568,058
Fannie Mae, 4%, 9/01/40 - 7/01/43	1,732,777	1,853,360
Fannie Mae, 4.5%, 7/01/42	145,204	158,210
Fannie Mae, 5.845%, 6/01/16	28,012	28,115
Fannie Mae, 6.5%, 11/01/16 - 2/01/37	856,861	1,009,952
Fannie Mae, 5.05%, 1/01/17	478,051	485,324
Fannie Mae, 1.9%, 6/01/17	157,464	158,600
Fannie Mae, 6%, 8/01/17 - 7/01/37	1,478,653	1,687,989
Fannie Mae, 5.5%, 9/01/17 - 3/01/38	4,976,071	5,606,726
Fannie Mae, 4.88%, 3/01/20	138,251	148,367
Fannie Mae, 2.152%, 1/25/23	401,000	403,095
Fannie Mae, 2.41%, 5/01/23	131,449	134,409
Fannie Mae, 2.55%, 5/01/23	113,195	116,720
Fannie Mae, 2.59%, 5/01/23	71,555	73,956
Fannie Mae, 3%, 4/01/27 - 12/01/30	1,292,073	1,350,679
Fannie Mae, 2.5%, 5/01/28 - 5/01/30	447,845	460,844
Fannie Mae, 5%, 6/01/35 - 3/01/42	827,798	921,013
Fannie Mae, 4.5%, 1/01/40 - 4/01/44	5,145,691	5,605,337
Fannie Mae, 4%, 12/01/40 - 2/01/45	8,456,410	9,046,555
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	829,341	870,627
Fannie Mae, 3.5%, 7/01/43 - 3/01/45	636,937	668,402
Freddie Mac, 4%, 4/01/44 - 9/01/44	1,527,444	1,630,370
Freddie Mac, 2.699%, 5/25/18	800,000	822,596
Freddie Mac, 2.412%, 8/25/18	1,152,000	1,179,163
Freddie Mac, 2.303%, 9/25/18	275,000	281,272
Freddie Mac, 2.323%, 10/25/18	499,000	510,760
Freddie Mac, 2.13%, 1/25/19	1,575,000	1,606,084
Freddie Mac, 5.085%, 3/25/19	752,000	826,045
Freddie Mac, 2.456%, 8/25/19	383,000	395,478
Freddie Mac, 4.186%, 8/25/19	600,000	652,085
Freddie Mac, 3.808%, 8/25/20	219,000	239,143
Freddie Mac, 3.034%, 10/25/20	291,000	307,672
Freddie Mac, 2.856%, 1/25/21	400,000	418,913
Freddie Mac, 6%, 5/01/21 - 10/01/38	777,068	893,496
Freddie Mac, 2.791%, 1/25/22	517,000	542,606
Freddie Mac, 2.716%, 6/25/22	399,000	414,578
Freddie Mac, 2.682%, 10/25/22	189,000	196,099
Freddie Mac, 2.51%, 11/25/22	496,000	510,926
Freddie Mac, 3.32%, 2/25/23	433,000	467,525
Freddie Mac, 3.3%, 4/25/23	429,471	460,352
Freddie Mac, 3.06%, 7/25/23	181,000	191,121
Freddie Mac, 3.458%, 8/25/23	367,000	396,849
Freddie Mac, 4.5%, 9/01/24 - 8/01/40	1,005,355	1,089,553
Freddie Mac, 5.5%, 10/01/24 - 6/01/36	1,059,650	1,187,258
Freddie Mac, 2.67%, 12/25/24	827,000	843,062
Freddie Mac, 2.811%, 1/25/25	642,000	660,749
Freddie Mac, 3.329%, 5/25/25	678,000	726,240
Freddie Mac, 3.01%, 7/25/25	225,000	234,552
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	4,253,465	4,379,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3%, 11/01/30 - 8/01/45	$5,123,647	$5,306,228
Freddie Mac, 6.5%, 5/01/37	210,413	240,015
Freddie Mac, 5%, 4/01/40	2,753,031	3,043,928
Freddie Mac, 3.5%, 5/01/42 - 12/01/45	8,637,251	9,046,583
Freddie Mac, 4%, 11/01/43	399,001	425,549
Freddie Mac, TBA, 4%, 3/01/46	1,369,000	1,458,760
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	1,442,048	1,648,985
Ginnie Mae, 4%, 8/15/40 - 4/20/41	275,812	296,343
Ginnie Mae, 4.5%, 9/20/41	294,925	321,459
Ginnie Mae, 3.5%, 4/15/42 - 12/20/45	8,864,343	9,379,725
Ginnie Mae, 3%, 7/20/43	993,468	1,033,687
Ginnie Mae, 5.612%, 4/20/58	45,227	45,533
Ginnie Mae, 6.357%, 4/20/58	56,078	58,312

		$86,725,784
Municipals - 0.1%
Austin, TX, (Travis, Willianson and Hays Counties) Public Improvement Rev., 5%, 9/01/26	$175,000	$221,279

Network & Telecom - 1.6%
Verizon Communications, Inc., 5.05%, 3/15/34	$1,500,000	$1,508,341
Verizon Communications, Inc., 6.55%, 9/15/43	1,200,000	1,463,125

		$2,971,466
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/45	$130,000	$104,297

Other Banks & Diversified Financials - 0.7%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$336,000	$326,805
Discover Bank, 4.25%, 3/13/26	1,000,000	988,733

		$1,315,538
Pharmaceuticals - 0.9%
AbbVie, Inc., 4.7%, 5/14/45	$1,000,000	$999,238
Actavis Funding SCS, 4.55%, 3/15/35	261,000	262,569
Actavis Funding SCS, 4.85%, 6/15/44	272,000	279,152
Gilead Sciences, Inc., 4.5%, 2/01/45	82,000	83,265
Gilead Sciences, Inc., 4.75%, 3/01/46	80,000	84,356

		$1,708,580
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/24	$267,000	$250,728

Real Estate - Retail - 0.1%
DDR Corp., REIT, 3.625%, 2/01/25	$122,000	$116,035

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/20	$134,000	$137,878

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$158,000	$197,632

Tobacco - 0.8%
Altria Group, Inc., 9.25%, 8/06/19	$55,000	$67,356
Altria Group, Inc., 4%, 1/31/24	14,000	15,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Tobacco - continued
Reynolds American, Inc., 8.125%, 6/23/19	$583,000	$687,103
Reynolds American, Inc., 4%, 6/12/22	295,000	317,949
Reynolds American, Inc., 4.45%, 6/12/25	276,000	299,700

		$1,387,148
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$34,000	$34,405

U.S. Government Agencies and Equivalents - 2.9%
AID-Tunisia, 2.452%, 7/24/21	$235,000	$243,848
AID-Ukraine, 1.844%, 5/16/19	444,000	449,940
AID-Ukraine, 1.847%, 5/29/20	330,000	335,569
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	443,000	455,137
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	418,000	436,759
Private Export Funding Corp., 2.25%, 3/15/20	86,000	88,624
Private Export Funding Corp., 2.3%, 9/15/20	360,000	370,237
Private Export Funding Corp., 1.875%, 7/15/18	460,000	468,311
Small Business Administration, 6.35%, 4/01/21	92,472	100,821
Small Business Administration, 6.34%, 5/01/21	81,107	88,328
Small Business Administration, 6.44%, 6/01/21	81,641	88,503
Small Business Administration, 6.625%, 7/01/21	77,869	85,253
Small Business Administration, 5.52%, 6/01/24	169,345	186,435
Small Business Administration, 2.21%, 2/01/33	254,996	256,784
Small Business Administration, 2.22%, 3/01/33	463,734	466,548
Small Business Administration, 3.15%, 7/01/33	375,280	392,896
Small Business Administration, 3.62%, 9/01/33	358,590	389,253
Tennessee Valley Authority, 1.75%, 10/15/18	292,000	297,728
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	27,000	27,248
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	113,000	113,019

		$5,341,241
U.S. Treasury Obligations - 21.4%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,448,000	$1,989,926
U.S. Treasury Bonds, 4.75%, 2/15/37	336,000	477,107
U.S. Treasury Bonds, 4.375%, 2/15/38	4,842,000	6,567,151
U.S. Treasury Bonds, 4.5%, 8/15/39	5,097,100	7,009,109
U.S. Treasury Bonds, 3.125%, 2/15/43	453,700	504,174
U.S. Treasury Bonds, 2.875%, 5/15/43	1,697,100	1,795,413
U.S. Treasury Bonds, 2.5%, 2/15/45	96,000	93,525
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	3,791,233	3,750,064
U.S. Treasury Notes, 4.75%, 8/15/17 (f)	1,353,000	1,431,220
U.S. Treasury Notes, 2.625%, 4/30/18	2,272,000	2,359,774
U.S. Treasury Notes, 2.75%, 2/15/19	1,654,000	1,742,127
U.S. Treasury Notes, 3.125%, 5/15/19	300,000	320,437
U.S. Treasury Notes, 1%, 6/30/19	3,593,000	3,594,545
U.S. Treasury Notes, 2.625%, 8/15/20	162,000	171,891
U.S. Treasury Notes, 3.125%, 5/15/21	5,026,000	5,481,089
U.S. Treasury Notes, 1.75%, 5/15/22	508,000	516,811
U.S. Treasury Notes, 2.5%, 8/15/23	514,000	548,735
U.S. Treasury Notes, 2.75%, 2/15/24	827,000	897,586
U.S. Treasury Notes, 2.5%, 5/15/24	166,000	176,939
U.S. Treasury Notes, 2%, 8/15/25	98,000	100,170

		$39,527,793
Total U.S. Bonds		$176,096,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - 4.9%
Brazil - 0.1%
Federative Republic of Brazil, 5.625%, 1/07/41	$162,000	$125,550
Vale Overseas Ltd., 6.875%, 11/10/39	165,000	110,962

		$236,512
Canada - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$200,000	$106,000
Teck Resources Ltd., 5.4%, 2/01/43	300,000	156,000

		$262,000
Chile - 0.7%
E.CL S.A., 5.625%, 1/15/21	$566,000	$617,475
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	20,000	20,242
Empresa Nacional del Petroleo, 6.25%, 7/08/19	214,000	229,247
GNL Quintero S.A., 4.634%, 7/31/29 (n)	200,000	189,000
Transelec S.A., 4.25%, 1/14/25	200,000	195,660

		$1,251,624
China - 0.7%
Baidu, Inc., 3.25%, 8/06/18	$240,000	$244,424
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	226,000	241,727
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	690,000	753,668

		$1,239,819
Iceland - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$215,000	$217,152

Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/25 (n)	$201,000	$203,774

Mexico - 1.5%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	$299,000	$280,686
Comision Federal de Electricidad, 4.875%, 5/26/21	277,000	284,271
Pemex Project Funding Master Trust, 5.75%, 3/01/18	160,000	165,360
Petroleos Mexicanos, 8%, 5/03/19	228,000	249,090
Petroleos Mexicanos, 6%, 3/05/20	202,000	207,757
Petroleos Mexicanos, 5.5%, 1/21/21	130,000	131,274
Petroleos Mexicanos, 4.875%, 1/18/24	95,000	88,093
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	15,000	13,237
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	35,000	26,890
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	23,000	17,854
Southern Copper Corp., 5.875%, 4/23/45	80,000	63,253
United Mexican States, 3.625%, 3/15/22	1,164,000	1,189,608

		$2,717,373
Netherlands - 0.5%
ING Bank N.V., 5.8%, 9/25/23 (n)	$769,000	$823,940

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/23	$226,000	$214,926
Republic of Peru, 8.75%, 11/21/33	180,000	256,950

		$471,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/23 (n)	$36,000	$38,377
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	63,730

		$102,107
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/23	$213,000	$193,966

Slovakia - 0.4%
Republic of Slovakia, 4.375%, 5/21/22 (n)	$639,000	$726,339

United Kingdom - 0.2%
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	$266,000	$273,007
Royal Bank of Scotland Group PLC, 6%, 12/19/23	124,000	125,247

		$398,254
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$26,762	$28,033
Oriental Republic of Uruguay, 4.375%, 10/27/27	47,300	47,537

		$75,570
Total Foreign Bonds		$8,920,306
Total Bonds		$185,016,807

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	431,822	$431,822
Total Investments		$185,448,629

Other Assets, Less Liabilities - (0.5)%		(901,567)
Net Assets - 100.0%		$184,547,062

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,034,057, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 2/29/16

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	45	$7,403,906	June - 2016	$68,389

Portfolio of Investments (unaudited) – continued

Futures Contracts at 2/29/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	23	$3,001,859	June - 2016	$(2,779)
U.S. Ultra Bond (Long)	USD	11	1,904,719	June - 2016	(16,058)

					$(18,837)

At February 29, 2016, the fund had liquid securities with an aggregate value of $125,879 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,849,726	$—	$57,849,726
Non-U.S. Sovereign Debt	—	5,718,077	—	5,718,077
Municipal Bonds	—	221,279	—	221,279
U.S. Corporate Bonds	—	22,445,896	—	22,445,896
Residential Mortgage-Backed Securities	—	86,725,786	—	86,725,786
Commercial Mortgage-Backed Securities	—	7,758,569	—	7,758,569
Asset-Backed Securities (including CDOs)	—	897,613	—	897,613
Foreign Bonds	—	3,399,861	—	3,399,861
Mutual Funds	431,822	—	—	431,822
Total Investments	$431,822	$185,016,807	$—	$185,448,629

Other Financial Instruments
Futures Contracts	$49,552	$—	$—	$49,552

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$180,556,903
Gross unrealized appreciation	9,533,497
Gross unrealized depreciation	(4,641,771)
Net unrealized appreciation (depreciation)	$4,891,726

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,796,142	8,973,062	(15,337,382)	431,822

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,707	$431,822

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.